Goodwill (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Goodwill (Details) [Line Items]
Goodwill amount	$ 852,037
Acquired goodwill	801,780
Impairment amount	852,037
CGU [Member]
Goodwill (Details) [Line Items]
Goodwill amount	$ 50,257